Consolidated Balance Sheets	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 5,877,372	$ 7,032,519
Restricted cash	1,062	34,728
Accounts receivable, net	6,253,189	9,961,343
Inventories	7,056,459	6,227,456
Advances to suppliers	2,747,551	4,716,491
Loan receivable		168,184
Other receivables	162,557	95,007
Total current assets	22,098,190	28,235,728
Property, plant and equipment, net	1,924,975	1,662,155
Intangible assets, net	31,853	8,814
Right-of-use assets	7,338,505	7,665,013
Deferred tax assets	32,534	33,490
Other non-current assets	3,859,209
TOTAL ASSETS	35,285,266	37,605,200
Current liabilities:
Short-term borrowings	70,424	6,227,165
Accounts payable	5,689,101	4,729,174
Accrued expenses and other current liabilities	3,519,598	790,608
Advances from customers	357,383	711,013
Long-term loans – current portion	225,383	4,349,591
Tax payable	1,066,569	844,925
Total current liabilities:	13,211,587	18,043,626
Non-current liabilities:
Long-term loans	1,871,591	217,523
TOTAL LIABILITIES	15,083,178	18,261,149
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Additional paid-in capital	10,645,122	10,645,122
Statutory reserve	1,113,170	916,912
Retained earnings	9,187,215	8,164,759
Accumulated other comprehensive (loss) income	(744,619)	(383,942)
Total Shareholders’ equity	20,202,087	19,344,051
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,285,266	37,605,200
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	1,100	1,100
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	100	100
Related Party [Member]
Current liabilities:
Due to related parties	$ 2,283,129	$ 391,151